Severance Indemnities And Pension Plans (Plans With Accumulated Benefit Obligations In Excess Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 96,622	¥ 1,332,424
Accumulated benefit obligations	89,166	1,308,177
Fair value of plan assets	65,601	1,247,873
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	264,204	209,930
Accumulated benefit obligations	243,268	193,899
Fair value of plan assets	¥ 210,793	¥ 164,314